Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 3,107,581		$ 2,958,248	$ 2,925,151
Cost of revenues	2,210,528		2,133,151	2,100,304
Gross profit	897,053		825,097	824,847
Operating Expenses [Abstract]
Research and development, net	243,416		228,011	220,482
Marketing and selling, net	239,366		216,537	235,466
General and administrative, net	145,693		139,634	129,507
Other Operating Income	0		(5,951)	0
Total operating expenses	628,475		578,231	585,455
Operating income	268,578		246,866	239,392
Financial expenses, net	(20,240)		(47,498)	(37,310)
Other income, net	216		120	937
Income before income taxes	248,554		199,488	203,019
Income taxes	46,235		25,624	25,313
Net income after taxes	202,319		173,864	177,706
Equity in net earnings of affiliated companies and partnerships	4,542		5,549	13,032
Income from continuing operations	206,861		179,413	190,738
Income from discontinued operations, net	0		0	681
Net income	206,861		179,413	191,419
Less: net income attributable to non-controlling interests	(4,352)		(8,433)	(8,002)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 202,509		$ 170,980	$ 183,417
Basic net earnings (losses) per share:
Continuing operations (in dollars per share)	$ 4.74		$ 4.01	$ 4.34
Discontinued operations (in dollars per share)	0.00		0.00	0.01
Total (in dollars per share)	4.74		4.01	4.35
Diluted net earnings (losses) per share:
Continuing operations (in dollars per share)	4.74		4.01	4.33
Discontinued operations (in dollars per share)	0.00		0.00	0.01
Total (in dollars per share)	$ 4.74		$ 4.01	$ 4.34
Weighted average number of shares used in computation of basic earnings per share (in shares)	42,711	[1]	42,654	42,139	[1]
Weighted average number of shares used in computation of diluted earnings per share (in shares)	42,733	[1]	42,677	42,295	[1]

[1]	In thousands